INVESTMENTS, Investment at Fair Value through Profit or Loss, Summary (Details) S/ in Millions, Bs. in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 BOB (Bs.) Certificate	Dec. 31, 2022 BOB (Bs.)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/) Certificate	Dec. 31, 2021 USD ($) Certificate
US Dollars [Member] | Minimum [Member]
Investment at fair value [Abstract]
Annual effective interest rate	0.71%	2.59%	2.59%	2.59%	0.71%	0.71%
US Dollars [Member] | Maximum [Member]
Investment at fair value [Abstract]
Annual effective interest rate	4.50%	16.30%	16.30%	16.30%	4.50%	4.50%
US Dollars [Member] | Participation in RAL Fund [Member]
Investment at fair value [Abstract]
Estimated fair value			S/ 46.1	$ 12.1	S/ 120.8	$ 30.3
Bolivianos [Member] | Participation in RAL Fund [Member]
Investment at fair value [Abstract]
Estimated fair value	Bs. 346.1	Bs. 218.7	S/ 121.7		S/ 202.3
Certificates of Deposit BCRP [Member]
Investment at fair value [Abstract]
Number of instruments or interests issued or issuable	2,789				2,789	2,789
Certificates of deposits					S/ 1,111.1	$ 278.7
Certificates of Deposit BCRP [Member] | Minimum [Member]
Investment at fair value [Abstract]
Annual effective interest rate	0.67%				0.67%	0.67%
Maturity date of instruments	Jan. 31, 2022
Certificates of Deposit BCRP [Member] | Maximum [Member]
Investment at fair value [Abstract]
Annual effective interest rate	0.70%				0.70%	0.70%
Maturity date of instruments	Feb. 28, 2022
Mutual Funds [Member] | Luxembourg [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	70.50%	64.20%	64.20%	64.20%	70.50%	70.50%
Mutual Funds [Member] | Bolivia [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	21.50%	23.50%	23.50%	23.50%	21.50%	21.50%
Mutual Funds [Member] | Ireland [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	3.80%				3.80%	3.80%
Mutual Funds [Member] | Other Countries [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	4.20%	7.50%	7.50%	7.50%	4.20%	4.20%
Mutual Funds [Member] | Peru [Member]
Investment at fair value [Abstract]
Percentage of mutual fund		4.80%	4.80%	4.80%
Investment Funds [Member] | Peru [Member]
Investment at fair value [Abstract]
Annual effective interest rate	40.60%	44.30%	44.30%	44.30%	40.60%	40.60%
Investment Funds [Member] | United States [Member]
Investment at fair value [Abstract]
Annual effective interest rate	55.60%	30.80%	30.80%	30.80%	55.60%	55.60%
Investment Funds [Member] | Colombia [Member]
Investment at fair value [Abstract]
Annual effective interest rate	15.50%				15.50%	15.50%